PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2017
PREPAID EXPENSES AND OTHER CURRENT ASSETS.
PREPAID EXPENSES AND OTHER CURRENT ASSETS
6. PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of the following:

	As of December 31,
	2016	2017
Value-added taxes deductible	311,501,214	774,435,385
Receivables from disposal of vehicles	127,915,314	350,629,000
Prepaid insurance expense	115,498,191	197,256,868
Staff advances	18,060,202	36,404,467
Brand Marketing Prepayments	-	30,700,380
Prepaid gasoline and repair supplies	17,481,886	26,685,176
Prepaid rental expenses	13,964,546	17,309,920
Rental deposits	11,137,408	16,301,592
Net investment in direct financing leases, current portion	63,999,571	10,226,920
Others	48,229,013	45,907,304
Total	727,787,345	1,505,857,012